Risks and Uncertainities	12 Months Ended
Dec. 31, 2025
Risks and Uncertainities [Abstract]
RISKS AND UNCERTAINITIES
15.	RISKS AND UNCERTAINITIES

Credit risk

The assets that are potentially subject to a significant concentration of credit risk primarily consist of cash and accounts receivable.

The Company believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where Cre8 Hong Kong is located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$800,000 (approximately US$102,784) if a bank, which an individual/a company deposits with, fails. As of December 31, 2025, cash balance of HK$53,848,459 (US$6,918,461) was maintained at financial institutions in Hong Kong and approximately HK$2,400,000 (US$308,352) was insured by the Hong Kong Deposit Protection Board.

As of December 31, 2025, HK$753,506 (US$96,811) was deposited with financial institutions located in the PRC, and each bank is insured by the government authority with the maximum limit of RMB500,000 (equivalent to US$71,499) for all accounts held with that bank.

The Company has designed credit policies with an objective to minimize their exposure to credit risk. The accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on customers and generally requires certain amounts of deposits after signing the contracts. The Company periodically evaluates the creditworthiness of the existing customers in determining an allowance for expected credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Customers concentration risk

For the years ended December 31, 2023, 2024 and 2025, no customers accounted for more than 10% of total revenue.

Information as to the revenue derived from those customers that accounted for more than 10% of total accounts receivable for the years ended December 31, 2024 and 2025 are as follows:

	2024	2025
Percentage of total accounts receivable
Customer A	12.2%	*
Customer B	*	12.2%

*	Customer A accounted for less than 10% of the total accounts receivable as of December 31, 2025.
Customer B accounted for less than 10% of the total accounts receivable as of December 31, 2024.

Vendor concentration risk

Information as to the cost of revenue derived from those vendors that accounted for more than 10% of total cost of revenue for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Percentage of total cost of revenue
Vendor A	*	10.9%	13.7%

*	Vendor A accounted for less than 10% of the total cost of revenue for the year ended December 31, 2023.

Information as to the cost of revenue derived from those vendors that accounted for more than 10% of total accounts payable for the years ended December 31, 2024 and 2025 are as follows:

	2024	2025
Percentage of total accounts payable
Vendor B	29.3%	36.9%
Vendor C	22.9%	13.3%
Vendor D	15.4%	*
Vendor E	10.3%	13.2%

*	Vendor D accounted for less than 10% of the total accounts payable as of December 31, 2025.

Interest rate risk

The Company’s exposure to fair value interest rate risk mainly arises from its fixed deposits with banks. It also has exposure to cash flow interest rate risk which mainly arises from its deposits with banks.

In respect of the exposure to cash flow interest rate risk arising from the floating rate of non-derivative financial instruments held by the Company, such as cash, at the end of the reporting period, the Company is not exposed to significant interest rate risk as the interest rates of cash at bank are not expected to change significantly.

Foreign currency risk

Foreign currency risk is the risk of holding of foreign currency assets will affect the Company’s financial position as a result of a change in foreign currency exchange rates.

The Company’s monetary assets and liabilities are mainly denominated in HK$, US$ and RMB, which are the same as the functional currencies of the relevant Company entities. Hence, the currency risk is considered insignificant. The Company currently does not have a foreign currency hedging policy to eliminate the currency exposures. However, the Company monitors the related foreign currency exposures closely to consider the need for hedging.

Market and geographic risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.